Income Taxes - Income Tax Expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Abstract]
Current income tax charge	$ 183,000,000	$ 174,000,000
Adjustments to current income tax estimates	19,000,000	1,000,000
Provisions for (recovery of) income taxes. current	202,000,000	175,000,000
Relating to origination and reversal of temporary differences	(3,248,000,000)	(723,000,000)
Adjustments to deferred income tax estimates	58,000,000	(251,000,000)
Provisions for (recovery of) income taxes, deferred	(3,190,000,000)	(974,000,000)
Recovery of income taxes from Impairment of non-current assets	2,654
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 11,220	$ 2,584